Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The following table presents the changes in fair value of our Level 3 assets and liabilities, excluding goodwill (all related to commodity price swap contracts) for the years ended December 31, 2015 and 2014.

	December 31,
	2015	2014
	(In thousands)
Asset (liability) balance at beginning of period	$330	$(1,935)
Change in fair value of Level 3 trades open at the beginning of the period	—	3,240
Fair value of trades entered into during the period	(5,756)	(1,437)
Fair value reclassification from Level 3 to Level 2	(330)	462
Asset (liability) balance at end of period	$(5,756)	$330

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Table Text Block]
The following tables represent our assets and liabilities for our commodity hedging contracts measured at fair value on a recurring basis as of December 31, 2015 and 2014, and the basis for that measurement:

	Carrying Value at December 31, 2015	Fair Value Measurement at December 31, 2015 Using			Netting Adjustments	Recorded Value at December 31, 2015
		Level 1	Level 2	Level 3
	(In thousands)
Gross financial assets:
Other current assets	$95,062	$—	$95,062	$—	$(16,937)	$78,125
Other assets	11,881	—	11,881	—	—	11,881
Gross financial liabilities:
Accrued liabilities	(21,454)	—	(15,698)	(5,756)	11,181	(10,273)
Other long-term liabilities	(5,756)	—	(5,756)	—	5,756	—
	$79,733	$—	$85,489	$(5,756)	$—	$79,733

	Carrying Value at December 31, 2014	Fair Value Measurement at December 31, 2014 Using			Netting Adjustments	Recorded Value at December 31, 2014
		Level 1	Level 2	Level 3
	(In thousands)
Gross financial assets:
Other current assets	$86,659	$—	$86,329	$330	$(6,937)	$79,722
Other assets	58,182	—	58,182	—	(1,649)	56,533
Gross financial liabilities:
Accrued liabilities	(11,826)	—	(11,826)	—	6,937	(4,889)
Other long-term liabilities	(3,049)	—	(3,049)	—	1,649	(1,400)
	$129,966	$—	$129,636	$330	$—	$129,966

Fair Value, by Balance Sheet Grouping [Table Text Block]
As of December 31, 2015 and 2014, the carrying amount and estimated fair value of our debt was as follows:

	December 31,
	2015	2014
	(In thousands)
Western obligations:
Carrying amount	$874,620	$877,241
Fair value	867,178	878,360
NTI obligations:
Carrying amount	$353,893	$354,692
Fair value	360,500	351,313
WNRL obligations:
Carrying amount	$438,928	$269,000
Fair value	439,000	269,000